Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investment Securities
Investment securities available for sale
(Dollars in thousands)
	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$10,974	-	830	10,144
U.S. Government sponsored enterprises	11,111	-	596	10,515
GSE - Mortgage-backed securities	257,705	185	22,988	234,902
Private label mortgage-backed securities	33,317	16	2,063	31,270
State and political subdivisions	129,922	-	24,829	105,093
Total	$443,029	201	51,306	391,924
(Dollars in thousands)
	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$10,951	-	1,137	9,814
U.S. Government sponsored enterprises	12,245	-	706	11,539
GSE - Mortgage-backed securities	263,712	445	23,657	240,500
Private label mortgage-backed securities	35,510	-	2,172	33,338
State and political subdivisions	184,768	91	34,656	150,203
Total	$507,186	536	62,328	445,394

current fair value and associated unrealized losses on investments in debt securities with unrealized losses
(Dollars in thousands)
	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	10,144	830	10,144	830
U.S. government sponsored enterprises	-	-	10,515	596	10,515	596
GSE -Mortgage-backed securities	24,167	546	203,234	22,442	227,401	22,988
Private label mortgage-backed securities	3,416	43	23,095	2,020	26,511	2,063
State and political subdivisions	-	-	105,093	24,829	105,093	24,829
Total	$27,583	589	352,081	50,717	379,664	51,306
	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$2,878	104	6,936	1,033	9,814	1,137
U.S. government sponsored enterprises	2,904	87	8,635	619	11,539	706
GSE -Mortgage-backed securities	94,903	6,568	120,464	17,089	215,367	23,657
Private label mortgage-backed securities	33,338	2,172	-	-	33,338	2,172
State and political subdivisions	65,880	7,766	76,291	26,890	142,171	34,656
Total	$199,903	16,697	212,326	45,631	412,229	62,328

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity
December 31, 2023
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$2,998	2,989
Due from one to five years	19,214	17,758
Due from five to ten years	53,239	45,184
Due after ten years	76,556	59,821
Mortgage-backed securities	291,022	266,172
Total	$443,029	391,924

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
(Dollars in thousands)
	December 31, 2023
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$10,144	-	10,144	-
U.S. Government sponsored enterprises	10,515	-	10,515	-
GSE - Mortgage-backed securities	234,902	-	234,902	-
Private label mortgage-backed securities	31,270	-	31,270	-
State and political subdivisions	105,093	-	105,093	-
(Dollars in thousands)
	December 31, 2022
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$9,814	-	9,814	-
U.S. Government sponsored enterprises	11,539	-	11,539	-
GSE - Mortgage-backed securities	240,500	-	240,500	-
Private label mortgage-backed securities	33,338	-	33,338	-
State and political subdivisions	150,203	-	150,203	-